Offsets	Apr. 20, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-294453
Initial Filing Date	Mar. 19, 2026
Fee Offset Claimed	$ 7,245.94
Explanation for Claimed Amount	Previous SEC filing fees in the amounts of $280.52 and $6,965.42 were paid on March 19, 2026 and April 13, 2026, respectively.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Exyn Technologies, Inc.
Form or Filing Type	S-1
File Number	333-294453
Filing Date	Mar. 19, 2026
Fee Paid with Fee Offset Source	$ 280.52
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Exyn Technologies, Inc.
Form or Filing Type	S-1
File Number	333-294453
Filing Date	Apr. 13, 2026
Fee Paid with Fee Offset Source	$ 6,965.42